Employee benefit plans - Amounts in Accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Employee Benefit Plans [Abstract]
Net actuarial loss	¥ 82,734
Net prior service cost	(8,114)
Total	¥ 74,620